Retirement Benefit Plans , Change in Benefit Obligation and Funded Status (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Funded status at end of year:
Underfunded status of the plan			$ (488)	$ (584)
Amounts recognized on the consolidated balance sheet consist of:
Non-current liabilities	(680)		(662)	(752)
Plans with accumulated benefit obligations in excess of plan assets
Accumulated benefit obligation			2,426	2,003
Projected benefit obligation			2,703	2,243
Plan asset at fair value			2,268	1,740
Plans with projected benefit obligations in excess of plan assets
Projected benefit obligation			2,864	2,637
Plan assets at fair value			2,419	2,104
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Accumulated benefit obligation at end of year			1,996	1,924
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	2,203	2,154	2,154	1,877
Service cost	26	27	107	104	92
Interest cost	26	24	97	94	87
Employee contributions			0	0
Plan amendments			0	0
Plan curtailments			0	0
Actuarial loss (gain)			(104)	151
Benefits paid			(51)	(72)
Medicare Part D reimbursements			0	0
Foreign currency exchange rate changes			0	0
Projected benefit obligation at end of year			2,203	2,154	1,877
Change in plan assets:
Fair value of plan assets at beginning of year	1,917	1,717	1,717	1,470
Actual return on plan assets			163	129
Employer contributions			88	190
Employee contributions			0	0
Benefits paid			(51)	(72)
Foreign currency exchange rate changes			0	0
Fair value of plan assets at end of year			1,917	1,717	1,470
Funded status at end of year:
Fair value of plan assets			1,917	1,717	1,470
Benefit obligations			2,203	2,154	1,877
Underfunded status of the plan			(286)	(437)
Recognized liability			(286)	(437)
Amounts recognized on the consolidated balance sheet consist of:
Non-current assets			0	0
Current liabilities			(10)	(9)
Non-current liabilities			(276)	(428)
Recognized liability			(286)	(437)
Amounts recognized in accumulated other comprehensive (loss)/income:
Prior service (benefit) cost			4	5
Net actuarial loss			837	1,048
Ending balance			841	1,053
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Accumulated benefit obligation at end of year			871	689
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	1,031	811	811	717
Service cost	15	14	54	43	42
Interest cost	8	7	29	27	29
Employee contributions			16	15
Plan amendments			0	(8)
Plan curtailments			(2)
Actuarial loss (gain)			88	65
Benefits paid			(27)	(25)
Medicare Part D reimbursements			0	0
Foreign currency exchange rate changes			62	(23)
Projected benefit obligation at end of year			1,031	811	717
Change in plan assets:
Fair value of plan assets at beginning of year	889	733	733	638
Actual return on plan assets			61	69
Employer contributions			48	49
Employee contributions			16	15
Benefits paid			(27)	(25)
Foreign currency exchange rate changes			58	(13)
Fair value of plan assets at end of year			889	733	638
Funded status at end of year:
Fair value of plan assets			889	733	638
Benefit obligations			1,031	811	717
Underfunded status of the plan			(142)	(78)
Recognized liability			(142)	(78)
Amounts recognized on the consolidated balance sheet consist of:
Non-current assets			17	19
Current liabilities			(4)	(4)
Non-current liabilities			(155)	(93)
Recognized liability			(142)	(78)
Amounts recognized in accumulated other comprehensive (loss)/income:
Prior service (benefit) cost			(2)	(1)
Net actuarial loss			254	190
Ending balance			252	189
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Accumulated benefit obligation at end of year			327	302
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	327	302	302	339
Service cost	5	5	19	19	19
Interest cost	4	3	14	15	17
Employee contributions			9	9
Plan amendments			0	0
Plan curtailments				0
Actuarial loss (gain)			1	(62)
Benefits paid			(19)	(19)
Medicare Part D reimbursements			1	1
Foreign currency exchange rate changes			0	0
Projected benefit obligation at end of year			327	302	339
Change in plan assets:
Fair value of plan assets at beginning of year	267	233	233	204
Actual return on plan assets			24	19
Employer contributions			20	20
Employee contributions			9	9
Benefits paid			(19)	(19)
Foreign currency exchange rate changes			0	0
Fair value of plan assets at end of year			267	233	204
Funded status at end of year:
Fair value of plan assets			267	233	204
Benefit obligations			327	302	339
Underfunded status of the plan			(60)	(69)
Recognized liability			(60)	(69)
Amounts recognized on the consolidated balance sheet consist of:
Non-current assets			0	0
Current liabilities			(1)	(1)
Non-current liabilities			(59)	(68)
Recognized liability			(60)	(69)
Amounts recognized in accumulated other comprehensive (loss)/income:
Prior service (benefit) cost			(3)	(3)
Net actuarial loss			39	43
Ending balance			$ 36	$ 40